Shareholders' Equity - Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 61	$ 38	$ 38
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	12	7	7
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	31	17	17
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 18	$ 14	$ 14